UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO 64111
 (Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2016

Date of reporting period: 08/31/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 92.21%

Aerospace & Defense - 3.65%
Harris Corp.	7,500	$697,350

Apparel - 1.91%
* Skechers U.S.A., Inc. - Class A	15,000	364,650

Banks - 2.82%
First Republic Bank	7,000	538,720

Beverages - 8.60%
Constellation Brands, Inc. - Class A	6,000	984,300
Dr. Pepper Snapple Group, Inc.	7,000	655,900
		1,640,200
Chemicals - 2.15%
Olin Corp.	19,000	411,160

Commercial Services - 14.07%
Cintas Corp.	9,500	1,116,345
* CoStar Group, Inc.	2,100	435,225
* Quanta Services, Inc.	15,000	385,950
* Verisk Analytics, Inc.	9,000	747,450
		2,684,970
Distribution Wholesale - 2.46%
* LKQ Corp.	13,000	469,170

Diversified Financial Services - 1.93%
FNF Group	9,750	367,478

Hand & Machine Tools - 6.90%
Snap-on, Inc.	3,750	574,838
Stanley Black & Decker, Inc.	6,000	742,500
		1,317,338
Healthcare - Products - 6.33%
DENTSPLY SIRONA, Inc.	9,000	553,140
* Henry Schein, Inc.	4,000	655,160
		1,208,300
Healthcare - Services - 5.52%
Quest Diagnostics, Inc.	8,000	662,560
Universal Health Services, Inc. - Class B	3,250	391,722
		1,054,282

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 92.21% (continued)

Housewares - 5.56%
Newell Brands, Inc.	20,000	$1,061,600

Mining - 2.66%
Silver Wheaton Corp.	20,000	506,600

Miscellaneous Manufacturing - 2.39%
Hillenbrand, Inc.	14,200	456,530

Oil & Gas - 4.63%
Crescent Point Energy Corp.	28,000	422,800
Energen Corp.	8,000	460,000
		882,800
REITs - 2.45%
W.P. Carey, Inc.	7,000	466,550

Retail - 6.29%
* Burlington Stores, Inc.	7,500	609,150
Ross Stores, Inc.	9,500	591,280
		1,200,430
Semiconductors - 5.23%
Microchip Technology, Inc.	10,000	619,100
* Microsemi Corp.	9,500	379,620
		998,720
Software - 3.28%
* Synchronoss Technologies, Inc.	15,000	626,250

Transportation - 3.38%
* XPO Logistics, Inc.	18,000	644,400

Total Common Stock (Cost $11,056,526)		17,597,498

Exchange-Traded Funds - 1.51%
* SPDR Gold Shares	2,300	286,994

Total Exchange-Traded Funds (Cost $187,562)		286,994

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	Shares	Value

Investment Companies - 8.34%
** Wells Fargo Money Market Fund - Service Class, 0.04%	1,592,245	$1,592,245

Total Investment Companies (Cost $1,592,245)		1,592,245

Total Investments (Cost $12,836,333) - 102.06%		$19,476,737
Liabilities in Excess of Other Assets, net - (2.06)%		(392,256)
Net Assets - 100.00%		$19,084,481

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2016 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	% of Net Assets
Industry		Value

Aerospace & Defense	3.65%	$697,350
Apparel	1.91%	364,650
Banks	2.82%	538,720
Beverages	8.60%	1,640,200
Chemicals	2.15%	411,160
Commercial Services	14.07%	2,684,970
Distribution Wholesale	2.46%	469,170
Diversified Financial Services	1.93%	367,478
Exchange-Traded Funds	1.51%	286,994
Hand & Machine Tools	6.90%	1,317,338
Healthcare - Products	6.33%	1,208,300
Healthcare - Services	5.52%	1,054,282
Housewares	5.56%	1,061,600
Investment Companies	8.34%	1,592,245
Mining	2.66%	506,600
Miscellaneous Manufacturing	2.39%	456,530
Oil & Gas	4.63%	882,800
REITs	2.45%	466,550
Retail	6.29%	1,200,430
Semiconductors	5.23%	998,720
Software	3.28%	626,250
Transportation	3.38%	644,400
Total	102.06%	$19,476,737

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 90.89%

Banks - 3.09%
Bryn Mawr Bank Corp.	14,000	$450,380

Chemicals - 4.82%
Stepan Co.	10,000	702,600

Commercial Services - 6.08%
Deluxe Corp.	13,000	886,210

Computers - 3.75%
* Lumentum Holdings, Inc.	7,500	263,400
* Mercury Systems, Inc.	12,500	283,500
		546,900
Electric - 7.98%
Black Hills Corp.	10,000	585,100
NorthWestern Corp.	10,000	578,200
		1,163,300
Electronics - 6.35%
* Orbotech Ltd.	19,500	557,310
Vishay Intertechnology, Inc.	26,000	368,160
		925,470
Energy - Alternate Sources - 1.75%
* SolarEdge Technologies, Inc.	15,000	255,300

Engineering & Construction - 2.64%
Granite Construction, Inc.	8,000	384,000

Environmental Control - 2.96%
Covanta Holding Corp.	29,000	431,810

Food - 4.89%
B&G Foods, Inc.	15,000	712,200

Healthcare - Services - 2.79%
HealthSouth Corp.	10,000	407,100

Home Furnishings - 7.03%
La-Z-Boy, Inc.	19,000	506,730
* Universal Electronics, Inc.	7,000	518,210
		1,024,940
Housewares - 2.98%
Newell Brands, Inc.	8,189	434,672

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 90.89% (continued)

Insurance - 7.17%
James River Group Holdings Ltd.	15,000	$548,100
Maiden Holdings Ltd.	36,000	497,160
		1,045,260
Iron & Steel - 1.99%
Carpenter Technology Corp.	8,000	290,240

Media - 2.16%
* Gray Television, Inc.	28,000	314,440

Miscellaneous Manufacturing - 1.86%
* Fabrinet	7,000	271,740

Oil & Gas - 5.36%
* Birchcliff Energy Ltd.	49,000	337,120
* Callon Petroleum Co.	30,000	436,500
Vanguard Natural Resources, LLC.	6,290	7,863
		781,483
Pharmaceuticals - 3.42%
* Depomed, Inc.	18,000	365,220
* Sorrento Therapeutics, Inc.	20,000	133,200
		498,420
REITs - 3.89%
CareTrust REIT, Inc.	19,000	282,340
National Storage Affiliates Trust	14,000	284,340
		566,680
Retail - 2.61%
Cracker Barrel Old Country Store, Inc.	2,500	380,275

Semiconductors - 3.03%
* MaxLinear, Inc. - Class A	23,000	440,910

Telecommunications - 2.29%
* Iridium Communications, Inc.	40,000	333,200

Total Common Stock (Cost $10,429,431)		13,247,530

Investment Companies - 8.55%
** Wells Fargo Money Market Fund - Service Class, 0.04%	1,245,657	1,245,657

Total Investment Companies (Cost $1,245,657)		1,245,657

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

Value

Total Investments (Cost $11,675,088) - 99.44%	$14,493,187
Other Assets in Excess of Liabilities, net - 0.56%	81,532
Net Assets - 100.00%	$14,574,719

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2016 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LLC - Limited Liability Co.

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	% of Net Assets
Industry		Value

Banks	3.09%	$450,380
Chemicals	4.82%	702,600
Commercial Services	6.08%	886,210
Computers	3.75%	546,900
Electric	7.98%	1,163,300
Electronics	6.35%	925,470
Energy - Alternate Sources	1.75%	255,300
Engineering & Construction	2.64%	384,000
Environmental Control	2.96%	431,810
Food	4.89%	712,200
Healthcare - Services	2.79%	407,100
Home Furnishings	7.03%	1,024,940
Housewares	2.98%	434,672
Insurance	7.17%	1,045,260
Investment Companies	8.55%	1,245,657
Iron & Steel	1.99%	290,240
Media	2.16%	314,440
Miscellaneous Manufacturer	1.86%	271,740
Oil & Gas	5.36%	781,483
Pharmaceuticals	3.42%	498,420
REITs	3.89%	566,680
Retail	2.61%	380,275
Semiconductors	3.03%	440,910
Telecommunications	2.29%	333,200
Total	99.44%	$14,493,187

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 98.16%

Aerospace & Defense - 3.88%
Raytheon Co.	2,750	385,358

Banks - 3.53%
First Republic Bank	4,560	350,938

Building Materials - 4.22%
Fortune Brands Home & Security, Inc.	6,600	419,496

Commercial Services - 6.78%
Nielsen Holdings PLC	6,970	371,362
* Verisk Analytics, Inc.	3,650	303,133
		674,495
Computers - 3.06%
Accenture PLC - Class A	2,650	304,749

Diversified Financial Services - 6.20%
FNF Group	7,750	292,097
MasterCard, Inc. - Class A	3,360	324,677
		616,774
Electric- 3.04%
NextEra Energy, Inc.	2,500	302,350

Engineering & Construction - 3.23%
Granite Construction, Inc.	6,700	321,599

Food - 5.97%
B&G Foods, Inc.	7,650	363,222
JM Smucker Co.	1,625	230,409
		593,631
Healthcare - Products - 3.21%
Becton Dickinson and Co.	1,800	318,978

Housewares - 3.59%
Newell Brands, Inc.	6,732	357,335

Insurance - 2.99%
Maiden Holdings Ltd.	21,500	296,915

Internet - 10.70%
* Alphabet, Inc. - Class A	280	221,158
* Alphabet, Inc. - Class C	280	214,774
* Amazon.com, Inc.	440	338,430
* Facebook, Inc. - Class A	2,300	290,076
		1,064,438

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	Shares	Value

Common Stock - 98.16% (continued)

Media - 2.63%
* Gray Television, Inc.	23,300	$261,658

Mining - 2.93%
Agnico Eagle Mines Ltd.	5,750	291,238

Oil & Gas - 3.24%
Exxon Mobil Corp.	3,700	322,418

Oil & Gas Services - 3.02%
Schlumberger Ltd.	3,800	300,200

Pharmaceuticals - 10.30%
* Allergan PLC	1,450	340,083
* Depomed, Inc.	17,000	344,930
McKesson Corp.	1,840	339,701
		1,024,714
REITs - 3.38%
Crown Castle International Corp.	3,550	336,434

Retail - 9.00%
CVS Health Corp.	3,040	283,936
Home Depot, Inc.	2,400	321,888
Ross Stores, Inc.	4,650	289,416
		895,240
Software - 3.26%
* Microsoft Corp.	5,650	324,649

Total Common Stock (Cost $8,640,880)		9,763,607

Investment Companies - 1.92%
** Wells Fargo Money Market Fund - Service Class, 0.04%	190,930	190,930

Total Investment Companies (Cost $190,930)		190,930

Total Investments (Cost $8,831,810) - 100.08%		$9,954,537
Liabilities in Excess of Other Assets, net - (0.08%)		(7,672)
Net Assets - 100.00%		$9,946,865

*	Non-income producing investment.
**	Rate shown represents the rate at August 31, 2016 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2016 (Unaudited)

	% of Net Assets
Industry		Value
Aerospace & Defense	3.88%	$385,358
Banks	3.53%	350,938
Building Materials	4.22%	419,496
Commercial Services	6.78%	674,495
Computers	3.06%	304,749
Diversified Financial Services	6.20%	616,774
Electric	3.04%	302,350
Engineering & Construction	3.23%	321,599
Food	5.97%	593,631
Healthcare - Products	3.21%	318,978
Housewares	3.59%	357,335
Insurance	2.99%	296,915
Internet	10.70%	1,064,438
Investment Companies	1.92%	190,930
Media	2.63%	261,658
Mining	2.93%	291,238
Oil & Gas	3.24%	322,418
Oil & Gas Services	3.02%	300,200
Pharmaceuticals	10.30%	1,024,714
REITs	3.38%	336,434
Retail	9.00%	895,240
Software	3.26%	324,649
Total	100.08%	$9,954,537

See Notes to Schedules of Investments.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2016 (Unaudited)

Organization
The Capital Management Mid-Cap Fund, the Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the Funds and individually the Mid-Cap Fund, the Small-Cap Fund and the All-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2016 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2016:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$17,597,498	$-	$17,597,498
Exchange-Traded Funds	286,994	-	286,994
Investment Companies	-	1,592,245	1,592,245
Totals	$17,884,492	$1,592,245	$19,476,737

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,247,530	$-	$13,247,530
Investment Companies	-	1,245,657	1,245,657
Totals	$13,247,530	$1,245,657	$14,493,187

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,763,607	$-	$9,763,607
Investment Companies	-	190,930	190,930
Totals	$9,763,607	$190,930	$9,954,537

(a)
As of and during the nine month period ended August 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between levels as of August 31, 2016, from the valuation input levels used on November 30, 2015. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Schedules of Investments	August 31, 2016 (Unaudited)

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2016 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Fund	$12,836,333	$6,882,852	$(242,448)	$6,640,404
Small-Cap Fund	11,860,848	3,592,367	(960,028)	2,632,339
All-Cap Fund	8,831,810	1,275,667	(152,940)	1,112,727

The differences between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund are attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatment of partnership income.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital Management Investment Trust

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	October 28, 2016